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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
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                       GENERAL ELECTRIC S&S INCOME FUND
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
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Date of fiscal year end: December 31, 2008
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Date of reporting period: :  January 1, 2009 - June 30, 2009
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ITEM 1. REPORTS TO STOCKHOLDERS.

GE S&S Income Fund (the "Fund" or "registrant") is an employees' securities company as defined in the Investment Company Act of 1940, as amended ("1940 Act"). The Fund has received an exemption from various provisions of the 1940 Act, including Section 30 and the rules there under. Pursuant to this exemption, the Fund prepares and sends to shareholders only one financial report per year, its audited annual report, which is sent to shareholders within the required time following its fiscal year end. Because the Fund is not required under Section 30 of the 1940 Act to prepare and file a semi-annual financial report for the current period, the fund has prepared and filed a schedule of holdings for the current period with respect to this report on Form N-Q.


Item 2. CODE OF ETHICS.

           Applicable only to an annual filing.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

           Applicable only to an annual filing.


Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Applicable only to an annual filing.


Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Applicable only to an annual filing.


Item 6.  SCHEDULE OF INVESTMENTS.

          Not applicable.  See Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	 INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of James W.Ireland and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC S&S INCOME FUND

By:    /S/JAMES W.IRELAND
      James W.Ireland
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  September 04, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /S/JAMES W.IRELAND
      James W.Ireland
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  September 04, 2009

By:   /S/SCOTT RHODES
	Scott Rhodes
      TREASURER, ELFUN FUNDS

Date:  September 04, 2009

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.